LONG TERM PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Debt Disclosure [Text Block]
17. LONG-TERM PAYABLE

On September 21, 2009, the Company entered into a construction contract with a local authority, the Administration Committee for Liaoning Special Vehicle Production Base (“LSVPB”), to build a plant for the Company. LSVPB was responsible for the construction of the main body of the plant and the Company was responsible for the construction of certain infrastructure for the plant, including plumbing, heating and electrical systems. The plant is 9,074 square meters with construction costs of RMB 1,350 ($206) per square meter.

LSVPB was responsible for hiring a qualified construction team according to the Company’s approved design and the Company needed to approve any material changes to the design during construction. LSVPB was also responsible for site survey, quality supervision and completion of inspection, and transfer of all construction completion records to the Company. Upon completion of its ownership registration, the Company was required to pledge the plant as collateral for payment by the Company to LSVPB of $1,868,388 (RMB 12,249,900). The pledge will terminate upon payment in full by the Company.

The Company will pay LSVPB for the cost of the project in five equal annual installments in October of each year starting October 2010. The Company is not required to pay interest. Ownership of the plant will transfer to the Company upon payment in full by the Company. The default penalty will be 0.5% of the amount outstanding, compounded daily, in the event of a default. LSVPB has the right to foreclose on the plant if payments are in arrears for more than two years, in which case all prior payments made by the Company will be treated as liquidated damages by LSVPB. As of June 30, 2011, the Company has not yet made the first payment to LSVPB under consent from LSVPB.

The Company recorded the cost of construction at the present value of the five annual payments by imputing interest of 9% from when the Company started using the plant. Amortization of the cost commenced on the date of occupation and use. The Company started using the plant on August 30, 2010. The Company expects to file for ownership registration in 2011.

At June 30, 2011, the long-term payable consisted of the following:

Long-term payable	$1,892,870
Less: unamortized interest	(239,852)
Net	1,653,018
Current portion	378,574
Noncurrent portion	$1,274,444

Maturities as of June 30, 2011, for the next five years are as follows:

Year	Amount
2012	$426,544
2013	268,191
2014	292,329
2015	318,638
2016	347,316
Total	$1,653,018

18. LONG TERM PAYABLE

On September 21, 2009, the Company entered into a construction contract with a local authority, the Administration Committee for Liaoning Special Vehicle Production Base (“LSVPB”), to build a plant for the Company. LSVPB was responsible for the construction of the main body of the plant and the Company was responsible for the construction of certain infrastructure for the plant, including plumbing, heating and electrical systems. The plant had a measured area of 9,074 square meters with construction costs at RMB 1,350 ($204) per square meter.

LSVPB was responsible for hiring a qualified construction team according to the Company’s approved design and the Company needed to approve any material changes to the design during construction. LSVPB was also responsible for site survey, quality supervision and completion of inspection, and transfer of all construction completion records to the Company. Upon completion of its ownership registration, the Company was required to pledge the plant as collateral for payment by the Company to LSVPB of $1,849,684 (RMB 12,249,900). The pledge will terminate upon payment in full by the Company.

The Company will pay LSVPB for the cost of the project in five equal annual installments in October of each year starting October 2010. The Company is not required to pay interest. Ownership of the plant will transfer to the Company upon payment in full by the Company. The default penalty will be 0.5% of the amount outstanding, compounded daily, in the event of a payment default. LSVPB has the right to foreclose on the plant in the event that payments are in arrears for more than two years, in which case all prior payments made by the Company will be treated as liquidated damages by LSVPB. As of December 31, 2010, the Company has not yet made the first payment to LSVPB under consent from LSVPB.

The Company recorded the cost of construction at the present value of the five annual payments by using imputed interest of 9% when the Company started using the plant. Amortization of the cost commenced on the date of occupation and use. The Company started using the plant on August 30, 2010. The Company expects to file for ownership registration in the first quarter of 2011.

At December 31, 2010, the long term payable consisted of the following:

2010
Long term payable	$1,849,684
Less: unamortized interest	(262,505)
Net	1,587,178
Current portion	(369,937)
Noncurrent portion	$1,217,241

Maturities as of the twelve months period ended December 31, for the next five years are as follows:

Year	Amount
2011	$388,687
2012	262,073
2013	285,659
2014	311,368
2015	339,391
Total	$1,587,178